Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		¥ 56,836		¥ 58,011		¥ 54,672
Provision (Reversal)		0		24,425		22,525
Charge-offs		(37,432)	[1]	(24,920)		(20,430)
Recoveries		805		788		1,217
Other		858	[2]	(1,468)	[3]	27	[4]
Ending balance as of March 2021		79,995		56,836		58,011
Allowance for credit losses, Individually Evaluated for Impairment				13,447		13,731
Allowance for credit losses, Not Individually Evaluated for Impairment		58,141		43,389		44,280
Financing receivables, Ending balance		4,609,702		4,694,256		4,378,991
Financing receivables, Individually evaluated for impairment				85,820		58,827
Financing receivables, Not individually evaluated for impairment				4,608,436		4,320,164
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		20,542		21,195		21,196
Provision (Reversal)				12,254		12,400
Charge-offs		(13,695)	[1]	(13,723)		(13,115)
Recoveries		651		554		687
Other		398	[2]	262	[3]	27	[4]
Ending balance as of March 2021		29,010		20,542		21,195
Allowance for credit losses, Individually Evaluated for Impairment				3,602		3,372
Allowance for credit losses, Not Individually Evaluated for Impairment		24,761		16,940		17,823
Financing receivables, Ending balance		2,311,624		2,171,139		1,906,022
Financing receivables, Individually evaluated for impairment				26,533		23,163
Financing receivables, Not individually evaluated for impairment				2,144,606		1,882,859
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment				9,178
Financing receivables, Ending balance		1,268,560		1,428,935
Financing receivables, Individually evaluated for impairment				57,682
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[5]	1,458	[6]	3,186		4,292
Provision (Reversal)	[5]			(24)		(331)
Charge-offs		(4,040)	[1],[6]	(1,789)	[5]	(822)	[5]
Recoveries		46	[6]	77	[5]	126	[5]
Other		119	[2],[6]	8	[3],[5],[7]	(79)	[4],[5],[7]
Ending balance as of March 2021		1,835	[6]	1,458	[5],[6]	3,186	[5]
Allowance for credit losses, Individually Evaluated for Impairment	[5]			667		1,917
Allowance for credit losses, Not Individually Evaluated for Impairment		681	[6]	791	[5]	1,269	[5]
Financing receivables, Ending balance	[5]			13,218		16,416
Financing receivables, Individually evaluated for impairment	[5]			1,605		3,764
Financing receivables, Not individually evaluated for impairment	[5]			11,613		12,652
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		1,786		919		688
Provision (Reversal)				903		213
Charge-offs		0	[1]	(1)		0
Recoveries		0		0		0
Other		57	[2]	(35)	[3]	18	[4]
Ending balance as of March 2021		3,482		1,786		919
Allowance for credit losses, Individually Evaluated for Impairment				228		166
Allowance for credit losses, Not Individually Evaluated for Impairment		3,250		1,558		753
Financing receivables, Ending balance				132,081		99,028
Financing receivables, Individually evaluated for impairment				2,466		4,448
Financing receivables, Not individually evaluated for impairment				129,615		94,580
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		21,358		20,662		18,407
Provision (Reversal)				7,988		5,919
Charge-offs				(6,548)		(4,080)
Recoveries				133		246
Other				(877)	[3]	170	[4]
Ending balance as of March 2021				21,358		20,662
Allowance for credit losses, Individually Evaluated for Impairment				8,950		8,276
Allowance for credit losses, Not Individually Evaluated for Impairment				12,408		12,386
Financing receivables, Ending balance				1,296,854		1,201,893
Financing receivables, Individually evaluated for impairment				55,216		27,452
Financing receivables, Not individually evaluated for impairment				1,241,638		1,174,441
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		¥ 11,692		12,049		10,089
Provision (Reversal)				3,304		4,324
Charge-offs				(2,859)		(2,413)
Recoveries				24		158
Other				(826)	[3]	(109)	[4],[5]
Ending balance as of March 2021				11,692		12,049
Allowance for credit losses, Individually Evaluated for Impairment				0		0
Allowance for credit losses, Not Individually Evaluated for Impairment				11,692		12,049
Financing receivables, Ending balance				1,080,964		1,155,632
Financing receivables, Individually evaluated for impairment				0		0
Financing receivables, Not individually evaluated for impairment				¥ 1,080,964		¥ 1,155,632

[1]	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
[2]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments.
[4]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[6]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[7]	Other includes foreign currency translation adjustments.